T. ROWE PRICE Emerging Markets Stock Fund
July 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.5%
Common Stocks 1.5%
Globant (USD) (1) 241,134 42,133
MercadoLibre (USD) (1) 40,943 50,690
Total Argentina (Cost
$82,956
)
92,823
BRAZIL 8.0%
Common Stocks 8.0%
B3  33,833,370 106,750
Hypera  3,835,300 35,013
Klabin  6,902,174 33,542
Localiza Rent a Car  11,664,515 165,690
Raia Drogasil  20,508,511 126,206
WEG  5,314,321 44,875
Total Brazil (Cost
$346,149
)
512,076
CHILE 0.6%
Common Stocks 0.6%
Banco Santander Chile, ADR (USD)  1,934,746 40,823
Total Chile (Cost
$29,039
)
40,823
CHINA 30.3%
Common Stocks 23.1%
Alibaba Group Holding (HKD) (1) 6,233,256 79,657
Alibaba Group Holding, ADR (USD) (1) 1,329,278 135,799
China Overseas Land & Investment (HKD)  48,281,500 114,532
China Resources Mixc Lifestyle Services (HKD)  2,758,600 13,351
JD.com, Class A (HKD)  1,103,245 22,841
Jiumaojiu International Holdings (HKD)  22,271,000 43,953
KE Holdings, ADR (USD) (1) 2,062,326 35,926
Li Auto, ADR (USD) (1) 2,071,883 88,677
Li Auto, Class A (HKD) (1) 173,800 3,731
Li Ning (HKD)  13,817,500 84,237
Nongfu Spring, Class H (HKD)  5,899,400 34,396
PDD Holdings, ADR (USD) (1) 550,870 49,479
Silergy (TWD)  1,543,000 16,321
Tencent Holdings (HKD)  7,188,000 330,369
Yum China Holdings (HKD)  344,150 21,193
Yum China Holdings (USD)  4,322,393 263,752

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
Zhongsheng Group Holdings (HKD)  40,211,000 141,280
1,479,494
Common Stocks - China A Shares 7.2%
Centre Testing International Group, A Shares (2) 9,489,101 26,708
Chacha Food, A Shares (CNH)  7,133,600 40,963
Chacha Food, A Shares (2) 1,520,393 8,735
Focus Media Information Technology, A Shares (CNH)  8,742,900 9,122
Fuyao Glass Industry Group, A Shares (CNH)  19,622,593 104,113
Glodon, A Shares (2) 4,769,529 21,591
Hongfa Technology, A Shares (CNH)  5,843,984 28,397
Kweichow Moutai, A Shares (CNH)  127,304 33,584
Shenzhen Inovance Technology, A Shares (CNH)  5,238,131 52,082
Xiamen Faratronic, A Shares (CNH)  861,521 16,254
Yifeng Pharmacy Chain, A Shares (CNH)  15,616,284 83,075
ZWSOFT Guangzhou, A Shares (2) 1,745,723 35,502
460,126
Total China (Cost
$1,731,836
)
1,939,620
HONG KONG 2.5%
Common Stocks 2.5%
AIA Group  7,158,400 71,618
Budweiser Brewing APAC  36,671,100 89,445
Total Hong Kong (Cost
$125,490
)
161,063
HUNGARY 1.1%
Common Stocks 1.1%
OTP Bank  1,905,185 69,284
Total Hungary (Cost
$68,697
)
69,284
INDIA 11.8%
Common Stocks 11.8%
Asian Paints  1,187,597 48,752
Axis Bank  4,284,981 49,799
HDFC Asset Management  947,196 29,210
HDFC Bank  3,036,106 60,909
HDFC Life Insurance  8,291,839 65,257
Hindustan Unilever  1,177,956 36,677
Infosys  6,617,956 109,462
Jio Financial Services (1) 3,300,050 10,145
Kotak Mahindra Bank  5,135,035 116,069

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
Maruti Suzuki India  265,634 31,719
Reliance Industries  3,620,683 112,254
Tata Consultancy Services  456,294 18,973
Titan  31,035 1,138
Voltas  6,621,697 62,751
Total India (Cost
$652,952
)
753,115
INDONESIA 1.7%
Common Stocks 1.7%
Bank Central Asia  136,189,000 82,480
Sumber Alfaria Trijaya  138,277,900 24,760
Total Indonesia (Cost
$65,955
)
107,240
MEXICO 4.4%
Common Stocks 4.4%
Becle  7,478,092 19,552
Gruma, Class B  2,066,810 36,917
Grupo Financiero Banorte, Class O  3,858,394 36,586
Grupo Mexico, Series B  15,158,610 78,758
Wal-Mart de Mexico  26,517,641 110,457
Total Mexico (Cost
$204,218
)
282,270
NETHERLANDS 1.0%
Common Stocks 1.0%
ASML Holding  45,845 32,837
Prosus  429,874 34,006
Total Netherlands (Cost
$52,941
)
66,843
PERU 0.5%
Common Stocks 0.5%
Credicorp (USD)  207,659 32,613
Total Peru (Cost
$30,015
)
32,613
PHILIPPINES 2.2%
Common Stocks 2.2%
BDO Unibank  19,444,802 51,423
Jollibee Foods  9,964,350 46,282
SM Investments  1,024,059 17,015

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
Universal Robina  12,072,909 26,999
Total Philippines (Cost
$109,358
)
141,719
PORTUGAL 0.7%
Common Stocks 0.7%
Jeronimo Martins  1,595,354 43,435
Total Portugal (Cost
$39,691
)
43,435
QATAR 0.8%
Common Stocks 0.8%
Qatar National Bank  11,476,495 53,540
Total Qatar (Cost
$59,550
)
53,540
RUSSIA 0.0%
Common Stocks 0.0%
Moscow Exchange (3) 8,670,400 —
Total Russia (Cost
$14,276
)
—
SAUDI ARABIA 4.3%
Common Stocks 4.3%
Al Rajhi Bank  912,272 18,134
Arabian Internet & Communications Services  292,016 28,387
Nahdi Medical  1,629,646 75,515
Saudi Awwal Bank  304,626 3,090
Saudi Basic Industries  2,643,122 60,407
Saudi National Bank  8,443,434 86,763
Total Saudi Arabia (Cost
$255,330
)
272,296
SINGAPORE 0.5%
Common Stocks 0.5%
Sea, ADR (USD) (1) 495,461 32,958
Total Singapore (Cost
$43,223
)
32,958
SOUTH AFRICA 1.9%
Common Stocks 1.9%
Capitec Bank Holdings  451,340 45,275
Clicks Group  4,219,529 66,174

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
Woolworths Holdings  1,941,995 8,673
Total South Africa (Cost
$98,767
)
120,122
SOUTH KOREA 7.4%
Common Stocks 7.4%
LG Chem  182,390 92,783
NAVER  167,771 29,892
Samsung Electronics  5,498,914 301,080
SK Hynix  505,532 48,958
Total South Korea (Cost
$191,085
)
472,713
TAIWAN 10.9%
Common Stocks 10.9%
Chailease Holding  8,101,000 53,640
MediaTek  1,813,000 39,895
Taiwan Semiconductor Manufacturing  31,462,111 568,130
Vanguard International Semiconductor  15,474,000 38,152
Total Taiwan (Cost
$249,646
)
699,817
THAILAND 1.3%
Common Stocks 1.3%
Bumrungrad Hospital  3,442,900 21,686
CP ALL  19,444,500 36,112
Siam Cement  2,545,400 24,179
Total Thailand (Cost
$66,193
)
81,977
UNITED ARAB EMIRATES 0.5%
Common Stocks 0.5%
First Abu Dhabi Bank  8,419,322 33,555
Total United Arab Emirates (Cost
$23,053
)
33,555
UNITED STATES 1.1%
Common Stocks 1.1%
Las Vegas Sands (1) 1,224,556 73,241
Total United States (Cost
$67,205
)
73,241

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
VIETNAM 0.1%
Common Stocks 0.1%
Bank for Foreign Trade of Vietnam (1) 841,226 3,256
Total Vietnam (Cost
$3,007
)
3,256
SHORT-TERM INVESTMENTS 4.0%
Money Market Funds 4.0%
T. Rowe Price Government Reserve Fund, 5.32% (4)(5) 256,487,796 256,488
Total Short-Term Investments (Cost $256,488) 256,488
Total Investments in Securities 99.1%
(Cost $4,867,120) $ 6,342,887
Other Assets Less Liabilities 0.9% 57,152
Net Assets 100.0% $ 6,400,039
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) China A shares held through the QFII are subject to certain restrictions.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
TWD Taiwan Dollar
USD U.S. Dollar

T. ROWE PRICE Emerging Markets Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.32% $ —# $ — $ 4,252+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
07/31/23
T. Rowe Price Government
Reserve Fund, 5.32% $ 358,555  ¤  ¤ $ 256,488^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $4,252 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $256,488.

T. ROWE PRICE Emerging Markets Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Stock Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Emerging Markets Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Emerging Markets Stock Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Emerging Markets Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 846,091 $ 5,240,308 $ — $ 6,086,399
Short-Term Investments 256,488 — — 256,488
Total $ 1,102,579 $ 5,240,308 $ — $ 6,342,887

T. ROWE PRICE Emerging Markets Stock Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F111-054Q3 07/23